Related Party Transactions - Schedule of Due from Related Parties (Details) - USD ($) $ in Thousands	Mar. 31, 2026	Mar. 31, 2025
Disclosure of transactions between related parties [line items]
Due from related party	$ 1,554	$ 1,158
NUAG [Member]
Disclosure of transactions between related parties [line items]
Due from related party	166	33
TIN [Member]
Disclosure of transactions between related parties [line items]
Due from related party	$ 1,388	$ 1,125